Reserves - Summary of Reserves (Parenthetical) (Detail) - Chinese accounting standards [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory reserve fund [member]
Disclosure of reserves within equity [line items]
Percentage of net profit on statutory reserve	10.00%
Statutory reserve	¥ 5,857	¥ 1,275	¥ 3,218
Discretionary reserve fund [member]
Disclosure of reserves within equity [line items]
Discretionary reserve fund	¥ 1,275	3,218	1,927
General reserve [member]
Disclosure of reserves within equity [line items]
Percentage of net profit on general reserve	10.00%
General reserve for catastrophe	¥ 5,857	1,275	3,218
Transfer of General reserve to subsidiaries	¥ 98	¥ 117	¥ 82